Annual Total Returns - FidelityGrowthIncomePortfolio-RetailPRO - FidelityGrowthIncomePortfolio-RetailPRO - Fidelity Growth & Income Portfolio - Fidelity Growth & Income Portfolio	Sep. 29, 2023
Bar Chart Table:
Annual Return 2013	33.40%
Annual Return 2014	10.38%
Annual Return 2015	(2.28%)
Annual Return 2016	16.06%
Annual Return 2017	16.88%
Annual Return 2018	(8.91%)
Annual Return 2019	30.21%
Annual Return 2020	7.99%
Annual Return 2021	25.85%
Annual Return 2022	(5.00%)